9. TRANSACTIONS WITH RELATED PARTIES (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts payable to related companies, current		$ 7,361,779	$ 5,256,371
Accounts payable to related companies, non-current		$ 292,555	319,601
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Accounts payable to related companies, current		$ 1,172,595	1,260,558
Accounts payable to related companies, non-current		$ 292,555	319,601
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party		Industria Corchera S.A.
Nature of relationship		Associate
Accounts payable to related companies, current		$ 2,081,751	1,161,121
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party		Excelsior Wine Company
Nature of relationship		Associate
Accounts payable to related companies, current		$ 1,040,829	0
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Accounts payable to related companies, current		$ 124,611	136,615
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party		Los Boldos de Tapihue S.A.
Nature of relationship		By manager
Accounts payable to related companies, current		$ 0	1,790
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party		Agrícolas Las Pircas Ltda
Nature of relationship		By manager
Accounts payable to related companies, current		$ 989	0
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party		Viveros Guillaume Chile S.A.
Nature of relationship		By director
Accounts payable to related companies, current		$ 286,253	125,774
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party		Soc. Ag. Orrego Dos Ltda.
Nature of relationship		By manager
Accounts payable to related companies, current		$ 0	270
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party		Agrícola Gabriela Ltda.
Nature of relationship		By director
Accounts payable to related companies, current		$ 411	0
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party		Southern Brewing Company S. A.
Nature of relationship	[1]	Associate
Accounts payable to related companies, current		$ 0	353,811
Related Party 11
Disclosure of transactions between related parties [line items]
Name of related party		Digrans
Nature of relationship		Subsidiary shareholder
Accounts payable to related companies, current		$ 2,212,603	1,614,501
Related Party 12
Disclosure of transactions between related parties [line items]
Name of related party		Digsmer
Nature of relationship		Subsidiary shareholder
Accounts payable to related companies, current		$ 13,782	0
Related Party 13
Disclosure of transactions between related parties [line items]
Name of related party		Escalade Wines & Spirits
Nature of relationship		Associate
Accounts payable to related companies, current		$ 401,238	555,374
Related Party 14
Disclosure of transactions between related parties [line items]
Name of related party		Comercial Greenvic S.A.
Nature of relationship		By director
Accounts payable to related companies, current		$ 3,460	0
Related Party 15
Disclosure of transactions between related parties [line items]
Name of related party		Spumante del Limarí S.A.
Nature of relationship		By director
Accounts payable to related companies, current		$ 3,993	0
Related Party 16
Disclosure of transactions between related parties [line items]
Name of related party		ST Computación
Nature of relationship		By manager
Accounts payable to related companies, current		$ 11,624	30,534
Related Party 17
Disclosure of transactions between related parties [line items]
Name of related party		Soc. Comercial y Promotora La Uva Ltda.
Nature of relationship		By director
Accounts payable to related companies, current		$ 1,517	0
Related Party 18
Disclosure of transactions between related parties [line items]
Name of related party		Sociedad Agrícola Santa María Ltda.
Nature of relationship		By manager
Accounts payable to related companies, current		$ 0	8,604
Related Party 19
Disclosure of transactions between related parties [line items]
Name of related party		VCT Japón
Nature of relationship		Associate
Accounts payable to related companies, current		$ 4,122	7,419
Related Party 20
Disclosure of transactions between related parties [line items]
Name of related party		Beer Garden Bellavista SPA
Nature of relationship		Subsidiary shareholder
Accounts payable to related companies, current		$ 179	0
Related Party 21
Disclosure of transactions between related parties [line items]
Name of related party		Inversiones Galilea
Nature of relationship		Subsidiary shareholder
Accounts payable to related companies, current		$ 1,822	$ 0

[1]	Since November 2017, Southern Brewing Company became a subsidiary of Vina Concha y Toro.